Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Teekay Management Companies | Supplement retirement contribution plan | Entities Under Common Control
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Combination, Consideration Transferred	$ 6.0
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	31.00%	30.80%	31.00%
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Voting Rights, Votes Per Share Owned		$ 5
Increase Decrease in Net Income Loss Attributable to Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		$ 11.1	$ (10.1)	$ 0.0
Teekay Tankers | Entities Under Common Control
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Distribution	$ 61.4
Common Class B | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock Maximum Voting Power		49.00%